CONSOLIDATED STATEMENTS OF CHANGES IN TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Series A convertible preferred stock Accumulated Deficit	Series A convertible preferred stock	Series B convertible preferred stock Accumulated Deficit	Series B convertible preferred stock	Series C convertible preferred stock	Series D convertible preferred stock Common Stock	Series D convertible preferred stock Additional Paid-in Capital	Series D convertible preferred stock Accumulated Deficit	Series D convertible preferred stock	Series E convertible preferred stock Additional Paid-in Capital	Series E convertible preferred stock	Series E-1 convertible preferred stock	Series E-2 convertible preferred stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling Interest	Total
Increase (Decrease) in Temporary Equity [Roll Forward]
Retroactive Conversion of shares due to Business Combination (in shares)		15,733,178		9,281,576	11,098,566				20,957,901					27,600,509
Temporary equity, shares outstanding, as converted (in shares)		41,210,234		24,311,422	29,070,700				54,895,457
Total temporary equity		$ 10,037		$ 20,448	$ 80,519				$ 223,072
BALANCE at the beginning at Dec. 31, 2017		$ 10,037		$ 20,448	$ 80,519				$ 223,072
BALANCE at the beginning (in shares) at Dec. 31, 2017		25,477,056		15,029,846	17,972,134				33,937,556					72,294,575
Increase (Decrease) in Temporary Equity [Roll Forward]
Total temporary equity		$ 10,037		$ 20,448	$ 80,519				$ 223,072
Issuance of preferred stock											$ 706,766	$ 23,816
Issuance of preferred stock (in shares)											119,601,567	4,022,117
Repurchase of preferred stock	$ (5,269)	(274)		(399)				$ (26)	(121)
BALANCE at the beginning at Dec. 31, 2017															$ 10,702	$ (161,434)	$ (27)	$ 129	$ (150,630)
BALANCE at the beginning (in shares) at Dec. 31, 2017														44,694,066
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition															7,922				7,922
Issuance of common stock in connection with acquisition (in shares)														2,666,809
Vesting of restricted stock															2,388				2,388
Vesting of restricted stock (in shares)														4,133,158
Exercise of stock options															5,201				5,201
Exercise of stock options (in shares)														8,366,487
Repurchase of common Stock		$ (5,269)	$ (1,930)	$ (1,930)					$ (26)						(9,986)	(36,106)			(46,092)
Repurchase of common Stock (in shares)		1,120,721		470,606					29,963					(9,597,173)
Stock-based compensation															14,974				14,974
Other comprehensive loss																	25		25
Net loss																(241,291)		1,362	(239,929)
BALANCE at the end at Dec. 31, 2018		$ (9,763)		$ (20,049)	$ (80,519)				$ (222,951)		$ (730,582)				(31,201)	446,056	2	(1,491)	413,366
BALANCE at the end (in shares) at Dec. 31, 2018		40,089,513		23,840,816	29,070,700				54,865,494		123,623,684			77,863,856
Increase (Decrease) in Temporary Equity [Roll Forward]
Total temporary equity		$ 9,763		$ 20,049	$ 80,519				$ 257,951		$ 1,013,220								1,381,502
Issuance of preferred stock							$ 7,241		$ 35,000				$ 282,638
Issuance of preferred stock (in shares)									8,605,390				34,328,839
BALANCE at the end at Dec. 31, 2019		$ 9,763		$ 20,049	$ 80,519				$ 257,951		$ 1,013,220								1,381,502
BALANCE at the end (in shares) at Dec. 31, 2019		40,089,513		23,840,816	29,070,700				63,470,884		157,952,523
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition															6,650				6,650
Issuance of common stock in connection with acquisition (in shares)														1,550,059
Issuance of stock									$ 7,241
Vesting of restricted stock															1,061				1,061
Vesting of restricted stock (in shares)														2,106,144
Exercise of stock options															3,450				3,450
Exercise of stock options (in shares)														3,037,155
Repurchase of common Stock							(590)	$ (3,410)	(4,000)
Repurchase of common Stock (in shares)						(808,771)
Stock-based compensation															13,196				13,196
Purchase of non- controlling interests															(4,847)			(62)	(4,909)
Other comprehensive loss																	20		20
Capital distribution of non-controlling interests																		(3,276)	(3,276)
Net loss																(341,017)		$ 1,847	(339,170)
BALANCE at the end at Dec. 31, 2019		$ 9,763		$ 20,049	$ 80,519				$ 257,951		$ 1,013,220				57,362	(790,483)	18		(733,103)
BALANCE at the end (in shares) at Dec. 31, 2019		40,089,513		23,840,816	29,070,700				63,470,884		157,952,523			83,748,443
Increase (Decrease) in Temporary Equity [Roll Forward]
Total temporary equity		$ 9,763		$ 20,049	$ 80,519				$ 257,951		$ 1,013,220								1,381,502
BALANCE at the end at Dec. 31, 2019		$ 9,763		$ 20,049	$ 80,519				$ 257,951		$ 1,013,220								1,381,502
BALANCE at the end (in shares) at Dec. 31, 2019		40,089,513		23,840,816	29,070,700				63,470,884		157,952,523
BALANCE at the end at Dec. 31, 2019		$ 9,763		$ 20,049	$ 80,519				$ 257,951		$ 1,013,220				57,362	(790,483)	18		(733,103)
BALANCE at the end (in shares) at Dec. 31, 2019		40,089,513		23,840,816	29,070,700				63,470,884		157,952,523			83,748,443
Increase (Decrease) in Temporary Equity [Roll Forward]
Total temporary equity		$ 9,763		$ 20,049	$ 80,519				$ 257,951		$ 1,013,220								1,381,502
Total temporary equity		9,763		20,049	80,519				257,951		1,013,220								1,381,502
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																			(62,196)
BALANCE at the beginning at Dec. 31, 2019		$ 9,763		$ 20,049	$ 80,519				$ 257,951		$ 1,013,220								1,381,502
BALANCE at the beginning (in shares) at Dec. 31, 2019		40,089,513		23,840,816	29,070,700				63,470,884		157,952,523
Increase (Decrease) in Temporary Equity [Roll Forward]
Total temporary equity		$ 9,763		$ 20,049	$ 80,519				$ 257,951		$ 1,013,220								1,381,502
Issuance of preferred stock							$ 2,841		$ 1,974	$ 1,460	$ 2,156
Issuance of preferred stock (in shares)									485,262		364,070
BALANCE at the end (in shares) at Dec. 31, 2020		0		0	0				0		0
BALANCE at the beginning at Dec. 31, 2019		$ 9,763		$ 20,049	$ 80,519				$ 257,951		$ 1,013,220				57,362	(790,483)	18		(733,103)
BALANCE at the beginning (in shares) at Dec. 31, 2019		40,089,513		23,840,816	29,070,700				63,470,884		157,952,523			83,748,443
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition														$ 52	970,243				970,295
Issuance of common stock in connection with acquisition (in shares)														111,742,632
Issuance of issuer stock rights in extinguishment of convertible notes															212,940				$ 212,940
Issuance of common stock in exchange for issuer stock rights (in shares)														21,460,401
Conversion of convertible securities (in shares)		(40,089,513)		(23,840,816)	(29,070,700)				(63,956,146)		(158,316,593)			315,273,768					194,900,000
Conversion of preferred stock to common stock		$ (9,763)		$ (20,049)	$ (80,519)				$ (259,925)		$ (1,015,376)			$ 2	1,385,630				$ 1,385,632
Issuance of stock (in shares)														1,389,585
Issuance of stock									$ 2,841		$ 1,460				889				889
Vesting of restricted stock															133				133
Vesting of restricted stock (in shares)														1,461,844
Exercise of stock options															7,652				7,652
Exercise of stock options (in shares)														5,638,019
Stock-based compensation															38,005				38,005
Other comprehensive loss																	23		23
Net loss																(286,760)			(286,760)
BALANCE at the end at Dec. 31, 2020														$ 54	2,677,155	(1,077,243)	41		1,600,007
BALANCE at the end (in shares) at Dec. 31, 2020														540,714,692
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																			(55,919)
Net loss																			(80,853)
BALANCE at the end (in shares) at Dec. 31, 2020		0		0	0				0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																			(87,792)
BALANCE at the end at Dec. 31, 2020														$ 54	$ 2,677,155	$ (1,077,243)	$ 41		$ 1,600,007
BALANCE at the end (in shares) at Dec. 31, 2020														540,714,692